Notes to the Profit or Loss Statement	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Notes to the Income Statement	Notes to the Profit or Loss StatementRevenues

in 000' €	2021	2020	2019
Product Sales, Net	66,861	22,983	0
Royalties	65,576	42,467	31,788
License Fees	43	236,094	265
Milestone Payments	19,952	4,825	30,470
Service Fees	19,726	21,329	9,232
Other	7,454	0	0
Licenses, Milestones and Other	47,175	262,248	39,967
Total	179,612	327,698	71,755
The following overview shows the Group’s regional distribution of revenue on the basis of the customer location:

in 000' €	2021	2020	2019
Germany	—	—	145
Europe and Asia	23,328	8,640	39,322
USA and Canada	156,284	319,058	32,288
Total	179,612	327,698	71,755
The following overview shows the timing of the satisfaction of performance obligations:

in 000' €	2021	2020	2019
At a Point in Time	179,569	327,438	71,270
Over Time	43	260	485
Total	179,612	327,698	71,755
Of the total revenues generated in 2021, a total of €85.5 million were recognized from performance obligations that were fulfilled in previous periods and related to milestone payments and royalties (2020: €47.1 million; 2019: €62.0 million).
Cost of Sales
Cost of sales consisted of the following:

in 000' €	2021	2020	2019
Expensed Acquisition or Production Cost of Inventories	12,618	5,564	0
Personnel Expenses	11,630	11,054	3,233
Impairment (+) and Reversals of Impairment (-) on Inventories	—	(9,933)	8,685
Impairment, Amortization and Other Costs of Intangible Assets	7,409	2,251	0
External Services	289	128	49
Depreciation and Other Costs for Infrastructure	221	98	100
Other Costs	28	12	18
Total	32,195	9,174	12,085
Operating ExpensesResearch and Development Expenses
Research and development expenses consisted of the following:

in 000' €	2021	2020	2019
Personnel Expenses	65,941	32,331	28,468
Impairment (+) and Reversals of Impairment (-) on Inventories	0	(3,338)	0
Consumable Supplies	4,055	3,239	2,874
Impairment, Amortization and Other Costs of Intangible Assets	7,859	18,144	5,631
External Services	131,467	77,827	62,373
Depreciation and Other Costs for Infrastructure	11,773	8,669	5,944
Other Costs	4,116	2,498	3,142
Total	225,211	139,370	108,432
In 2021, expenses for external temporary staff have been reclassified from personnel expenses to external services (see Note 4.3.4). In order to provide comparable information for the previous year, the prior-year figures have been adjusted accordingly.
Selling Expenses
Selling expenses consisted of the following:

in 000' €	2021	2020	2019
Personnel Expenses	63,517	52,823	6,804
Consumable Supplies	86	125	14
Amortization of Intangible Assets	138	8	11
External Services	51,265	50,727	14,313
Depreciation and Other Costs for Infrastructure	870	700	371
Other Costs	5,667	3,360	1,158
Total	121,543	107,743	22,671
In 2021, expenses for external temporary staff have been reclassified from personnel expenses to external services (see Note 4.3.4). In order to provide comparable information for the previous year, the prior-year figures have been adjusted accordingly.General and Administrative Expense
General and administrative expenses consisted of the following:

in 000' €	2021	2020	2019
Personnel Expenses	32,589	29,892	22,574
Consumable Supplies	88	565	389
Amortization of Intangible Assets	596	55	39
External Services	35,892	15,557	10,049
Depreciation and Other Costs for Infrastructure	6,885	4,084	1,739
Other Costs	2,242	1,250	1,875
Total	78,292	51,403	36,665
In 2021, expenses for external temporary staff have been reclassified from personnel expenses to external services (see Note 4.3.4). In order to provide comparable information for the previous year, the prior-year figures have been adjusted accordingly.
Personnel Expenses
Personnel expenses consisted of the following:

in 000' €	2021	2020	2019
Wages and Salaries	158,094	107,841	47,602
Social Security Contributions	11,191	8,043	5,686
Share-based Payment Expense	2,585	8,955	6,654
Other	1,807	1,261	1,138
Total	173,677	126,100	61,080
In 2021, expenses for external temporary staff have been reclassified from personnel expenses to external services. In addition, expenses for severance payments and retention bonuses were reclassified from "Other" to "Wages and Salaries". In order to provide comparable information for the previous year, the prior-year figures have been adjusted accordingly.
The cost of defined contribution plans amounted to €2.8 million in 2021 (2020: €0.8 million; 2019: €0.7 million).
The following number of employees as of December 31 of a given year were employed in the various functions and allocated to the segments as follows:

	2021	2020	2019
Production	7	0	0
Research and Development	504	351	300
Selling	94	142	40
General and Administrative	127	122	86
Total	732	615	426
The average number of employees for the 2021 financial year was 678 (2020: 564; 2019: 374).
Impairment of GoodwillIn the financial year 2021, an impairment loss of €(230.7) million (previous year: €(2.1) million ) was recognized on goodwill. For further details, please refer to Note 5.11.Other Income and Expenses, Finance Income and Finance Expense
The other income is shown in the following overview.

in 000' €	2021	2020	2019
Gain from Deconsolidation of Lanthio Entities	0	379	0
Gain on Foreign Exchange	7,640	13,656	233
Grant Income	5	61	98
Income from Other Items	545	489	474
Other Income	8,190	14,585	805
The other expenses are shown in the following overview.

in 000' €	2021	2020	2019
Loss on Foreign Exchange	(5,944)	(4,581)	(413)
Expenses from Other Items	(425)	(594)	(214)
Other Expenses	(6,369)	(5,175)	(627)
The finance income is shown in the following overview.

in 000' €	2021	2020	2019
Foreign Exchange Gains	18,782	7,160	121
Gains from Measurement at Fair Value	15,231	83,654	2,456
Income from Carrying Amount Adjustments of Financial Liabilities at Amortized cost	61,876	0	0
Interest Income	723	1,233	223
Finance Income	96,612	92,047	2,799
The finance expenses are shown in the following overview.

in 000' €	2021	2020	2019
Foreign Exchange Losses	(46,297)	(31,694)	(777)
Losses from Measurement at Fair Value	(4,247)	(19,313)	(442)
Effective Interest Expenses from Financial Liabilities at Amortized Cost	(62,252)	(17,783)	0
Expenses from Carrying Amount Adjustments of Financial Liabilities at Amortized cost	(64,846)	(24,565)	0
Other Interest Expenses	(2,415)	(1,021)	(91)
Interest Expenses on Lease Liabilities	(1,157)	(1,174)	(932)
Bank Fees	(242)	(664)	(31)
Finance Expenses	(181.456)	(96.214)	(2.272)
Income Tax Expenses and Benefits
MorphoSys AG is subject to corporate taxes, the solidarity surcharge and trade taxes. The Company’s corporate income tax rate in the reporting year remained unchanged (15.0%), as did the solidarity surcharge (5.5%) and the effective trade tax rate (10.85%), resulting in a combined tax rate of 26.675%.
The US tax group, comprising of MorphoSys US Inc. and Constellation is subject to Federal Corporate Income Tax of 21.0% and a blended effective State Income Tax of 4.56%, resulting in a combined income tax rate of 25.56%.

in 000' €	2021	2020	2019
Current Tax Benefit / (Expense) (Thereof Regarding Prior Years: kEUR (96); 2020: kEUR 66; 2019: kEUR 0)	1,172	(67,073)	(1)
Deferred Tax Benefit / (Expenses)	75,419	142,472	3,507
Total Income Tax Benefit / (Expenses)	76,591	75,399	3,506
The Group recorded total income tax benefits of €76.6 million million in 2021, which consisted of deferred tax benefits of €34.8 million on temporary differences and income of €40.6 million on deferred taxes capitalized on losses of the period, and €1.2 million current tax income, mainly being recognized for a losscarryback. The deferred tax benefits on temporary differences mainly relate to the recognition of the financial liabilities for future payments to Royalty Pharma, which creates a temporary difference for tax purposes.
The following table reconciles the expected income tax expense to the actual income tax expense as presented in the consolidated financial statements. The combined income tax rate of 26.675% in the 2021 financial year (2020: 26.675%; 2019: 26.675%) was applied to profit before taxes to calculate the statutory income tax expense. This rate consisted of a corporate income tax of 15.0%, a solidarity surcharge of 5.5% on the corporate tax, and an average trade tax of 10.85% applicable to the Group.

in 000' €	2021	2020	2019
Earnings Before Income Taxes	(591,051)	22,492	(106,520)
Expected Tax Rate	26.675%	26.675%	26.675%
Expected Income Tax	157,663	(6,000)	28,414
Tax Effects Resulting from:
Premium from Capital Increase by Incyte	0	14,182	0
Share-based Payment	(547)	(1,823)	(387)
Permanent Differences	(58,971)	4,991	(411)
Non-Tax-Deductible Items	(1,992)	(9,718)	(151)
Non-Recognition of Deferred Tax Assets on Temporary Differences	(8,117)	0	0
Non-Recognition of Deferred Tax Assets on Current Year Tax Losses	(7,817)	0	(24,285)
Recognition of Deferred Tax Assets on Prior Year Temporary Differences	0	6,548	0
Effect from Utilization of Loss Carryforwards for which no Deferred Tax Assets were recognized	0	66,472	0
Tax Rate Differences to Local Tax Rates	(3,721)	140	(1,461)
Effect of Tax Rate Changes	0	0	1,789
Prior Year Taxes	96	0	0
Other Effects	(3)	607	(2)
Actual Income Tax	76,591	75,399	3,506
Effective Tax Rate	13.0%	(335.2)%	3.3%
The permanent differences as of December 31, 2021 relate exclusively to the impairment of goodwill.
As of December 31, 2021, the deferred tax assets of MorphoSys AG relating to temporary differences as well as tax loss carry forwards created in 2021 have been capitalized. Deferred taxes of MorphoSys AG are capitalized in full due to the long-term positive business development and the associated positive earnings forecasts of the legal entity. The forecast period is up to 2039 and in line with the accrual period of the financial liability from collaborations, and the respective analysis is based on long-term corporate planning and supports the assessment as strong evidence that the deferred tax assets will be realized.
As far as the US tax group companies are concerned, the deferred tax assets relating to temporary differences as well as the tax losses incurred until year end, have been capitalized in the amounts where a future offset with deferred tax liabilities is assured. This takes into account any limitations on the offsetting of losses with deferred tax assets and liabilities, insofar the deferred tax liability from the purchase price allocation at acquisition date assures recoverability. For the period after the acquisition date, any additional deferred tax assets can only be capitalized to the same extent, namely that sufficient deferred tax liabilities assure future recoverability. Due to the history of losses being absorbed from Constellation level, and the current uncertainties regarding the realization of planned taxable income, corresponding deferred tax assets on loss carry forwards were only recognized as outlined in the following table.

in 000' €	Carry-Forward of Tax Losses
Tax Losses from Prior Years	0
Tax Losses absorbed from Constellation	563,697
Tax Losses from Current Year	138,257
Foreign Currency Translation Differences	22,795
Total Tax Losses as of December 31, 2021	724,749
Expected Deferred Tax Assets on Total Tax Losses	186,945
Non-Recognition of Deferred Tax Assets on Current Year Tax Losses	(7,817)
Deferred Tax Assets on Tax Losses	179,128
The tax losses as of December 31, 2021 include losses of €69.9 million with a limited utilization period, which relate to the US tax group and forfeit from 2037 until 2043. The deferred tax assets on temporary differences, which have not been capitalized in the period, amount to €8.1 million.
Deferred tax assets and deferred tax liabilities consisted of the following:

in 000’s €, as of December 31	Deferred Tax Asset 2021	Deferred Tax Asset 2020	Deferred Tax Liability 2021	Deferred Tax Liability 2020
Financial Assets /Liabilities from Collaborations	137,184	137,778	531	5,475
Financial Liabilities from Future Payments to Royalty Pharma	43,611	0	2,092	0
Bonds	507	113	11,260	13,653
Leases	802	824	976	787
Intangible Assets	6,549	8,753	195,371	517
Inventories	2,255	1,328	0	0
Receivables and Other Assets	890	1,099	1,988	211
Property, Plant and Equipment	0	0	108	381
Provisions	5,880	2,581	0	2,723
Other Liabilities	0	0	0	980
Tax Losses	179,128	0	0	0
Offsetting	(190,261)	(19,670)	(190,261)	(19,670)
Total	186,545	132,806	22,065	5,057
After netting, both the deferred tax assets and the deferred tax liabilities are of a non-current nature.

	Changes in Deferred Taxes in 2021
in 000' €	Income / (Expense)	Direct Recognition from Purchase Price Allocation
Financial Assets /Liabilities from Collaborations	4,350	0
Financial Liabilities from Future Payments to Royalty Pharma	41,519	0
Bonds	2,787	0
Leases	(211)	0
Intangible Assets	(13,180)	(183,878)
Inventories	927	0
Receivables and Other Assets	(1,986)	0
Property, Plant and Equipment	113	160
Provisions	4,363	1,659
Other Liabilities	980	0
Tax Losses	35,047	144,081
Foreign Currency Translation Differences	710	(710)
Total	75,419	(38,688)
As of December 31, 2021, and December 31, 2020, there were no temporary differences in connection with investments in subsidiaries, so called outside basis differences, for which no deferred tax liability was recognized. In 2021 the purchase price allocation of Constellation resulted in €38.7 million net deferred tax liabilities, recognized directly against goodwill. The deferred tax assets recognized in an amount of €145.9 million were not recognized at Constellation prior to the acquisition date. There were no deferred tax items recognized against equity (2020: €12.7 million ).
Earnings per Share
Basic earnings per share are calculated by dividing the 2021 consolidated net loss of €514,460,016 (2020: consolidated net profit of €97,890,576; 2019: consolidated net loss of €103,014,058) by the weighted-average number of ordinary shares outstanding during the respective year (2021: 33,401,069; 2020: 32,525,644; 2019: 31,611,155).
Diluted earnings per share is calculated by taking into account the potential increase in the Group’s ordinary shares as the result of granted stock options, restricted stock units and convertible bonds.
The following table shows the reconciliation of basic earnings per share to diluted earnings per share (in €, except for disclosures in shares).

	2021	2020	2019
Numerator (in €)
Consolidated Net Profit / (Loss) - used in calculating Basic Earnings per Share	(514,460,016)	97,890,576	(103,014,058)
Interest in connection with Dilutive Shares	0	654,487	0
Profit used in calculating Diluted Earnings per Share	(514,460,016)	98,545,063	(103,014,058)
Denominator (in Shares)
Weighted average Ordinary Shares Used in Calculating Basic Earnings per Share	33,401,069	32,525,644	31,611,155
Dilutive Shares	0	642,208	0
Weighted average Ordinary Shares and potential Ordinary Shares Used in Calculating Diluted Earnings per Share	33,401,069	33,167,852	31,611,155
Earnings per Share (in €)
Basic	(15.40)	3.01	(3.26)
Diluted	(15.40)	2.97	(3.26)
The 41,632 stock options and 108,576 restricted stock units still unvested as of December 31, 2021 and the 2,475,437 shares from the convertible bonds are potentially dilutive shares for 2021, but excluded from the calculation of dilutive earnings per share as it would result in a decline in the loss per share.